Provisions - Non-tax-related proceedings (Details) € in Millions, £ in Millions, zł in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 PLN (zł)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 PLN (zł)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2017 EUR (€)
Disclosure of provision matrix [line items]
Provisions	€ 10,400.0				€ 10,852.0
Balance of relevant mortgage loans that could result in an additional charge to provisions	2,800.0
Compensation sought in litigation claim	112.0
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of provision matrix [line items]
Mortgage loans denominated in, or indexed to, CHF	2,007.0			zł 9,067
Banco Popular Espanol SA
Disclosure of provision matrix [line items]
Estimated cost of compensation to shareholders and bondholders							€ 680.0
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program							€ 535.0
Reimbursement Liability From Standstill Agreement Termination
Disclosure of provision matrix [line items]
Provisions	739.0		£ 636
Delforca Case To Request Court Judgment On The Validity Of The Swaps
Disclosure of provision matrix [line items]
Arbitration matter, amount claimed by entity	66.0
Arbitration matter, amount claimed by counterparty	56.8
Floor Clauses
Disclosure of provision matrix [line items]
Provisions	49.6
Maximum risk	900.0
Conversion Of Active Loans From Swiss Francs To PLN Loans
Disclosure of provision matrix [line items]
Maximum risk	€ 768.0	zł 3,500
Customers converting active loans (in percentage)	100.00%		100.00%	100.00%
Conversion Of Active Loans From Swiss Francs To PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of provision matrix [line items]
Provisions	€ 289.0			zł 1,304
Conversion Of Active Loans From Swiss Francs To PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland | Portion Of Provision Charged In Results During The First Semester
Disclosure of provision matrix [line items]
Provisions	154.0
Provisions for PPI
Disclosure of provision matrix [line items]
Provisions	€ 43.0		£ 37		€ 87.0	£ 76